Key management personnel	12 Months Ended
Jun. 30, 2023
Text block [abstract]
Key management personnel
25    Key management personnel
Key management personnel compensation comprises:

	2023	2022	2021
	US$	US$	US$
Short-term employee benefits	13,599,217	13,979,139	14,081,625
Post-employment benefits	659,020	634,363	744,951
Share-based payments	11,455,666	11,165,439	11,601,866

Total	25,713,903	25,778,941	26,428,442

Key Management Personnel (KMP) includes the roles which have the authority and responsibility for planning, directing and controlling the activities of BHP. These are Non-executive Directors, the CEO, the Chief Financial Officer, the Chief Operating Officer, the President Australia and the President Americas.
Transactions and outstanding loans/amounts with key management personnel
There were no purchases by key management personnel from the Group during FY2023 (2022: US$ nil; 2021: US$ nil).
There were no amounts payable by key management personnel at 30 June 2023 (2022: US$ nil; 2021: US$ nil).
There were no loans receivable from or payable to key management personnel at 30 June 2023 (2022: US$ nil; 2021: US$ nil).
Transactions with personally related entities
A number of Directors of the Group hold or have held positions in other companies (personally related entities) where it is considered they control or significantly influence the financial or operating policies of those entities. There were no reportable transactions with those entities and no amounts were owed by the Group to personally related entities at 30 June 2023 (2022: US$ nil; 2021: US$ nil).
For more information on remuneration and transactions with key management personnel, refer to the Remuneration Report under Governance.